Contracts in Process	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Contracts in Process
. Contracts in Process
The components of contracts in process are presented in the table below. The unbilled contract receivables, inventoried contract costs and unliquidated progress payments principally relate to contracts with the U.S. Government and prime contractors or subcontractors of the U.S. Government.

	December 31,
	2017	2016
	(in millions)
Unbilled contract receivables, gross	$1,874	$1,890
Unliquidated progress payments	(761)	(827)
Unbilled contract receivables, net	1,113	1,063
Inventoried contract costs, gross	891	998
Unliquidated progress payments	(71)	(203)
Inventoried contract costs, net	820	795
Total contracts in process	$1,933	$1,858

Unbilled Contract Receivables. Unbilled contract receivables represent accumulated incurred costs and earned profits on contracts (revenue arrangements), which have been recorded as sales, but have not yet been billed to customers. Unbilled contract receivables arise from the cost-to-cost method of revenue recognition that is used to record sales on certain fixed-price contracts. Unbilled contract receivables from fixed-price type contracts are converted to billed receivables when amounts are invoiced to customers according to contractual billing terms, which generally occur when deliveries or other performance milestones are completed. Unbilled contract receivables also arise from cost-plus type contracts, time-and-material type contracts and fixed-price service type contracts for revenue amounts that have not been billed by the end of the accounting period due to the timing of preparation of invoices to customers. The Company believes that approximately 92% of the unbilled contract receivables, net at December 31, 2017 will be billed and collected within one year.
Unliquidated Progress Payments. Unliquidated progress payments arise from fixed-price type contracts with the U.S. Government that contain progress payment clauses, and represent progress payments on invoices that have been collected in cash, but have not yet been liquidated. Progress payment invoices are billed to the customer as contract costs are incurred at an amount generally equal to 80% of incurred costs. Unliquidated progress payments are liquidated as deliveries or other contract performance milestones are completed, at an amount equal to a percentage of the contract sales price for the items delivered or work performed, based on a contractual liquidation rate. Therefore, unliquidated progress payments are a contra asset account, and are classified against unbilled contract receivables if revenue for the underlying contract is recorded using the cost-to-cost method, and against inventoried contract costs if revenue is recorded using the units-of-delivery method.
Inventoried Contract Costs. In accordance with contract accounting standards, the Company’s U.S. Government contractor businesses account for the portion of their G&A, IRAD and B&P costs that are allowable and reimbursable indirect contract costs under U.S. Government procurement regulations on their U.S. Government contracts (revenue arrangements) as inventoried contract costs. G&A, IRAD and B&P costs are allocated to contracts for which the U.S. Government is the end customer and are charged to costs of sales when sales on the related contracts are recognized. The Company’s U.S. Government contractor businesses record the unallowable portion of their G&A, IRAD and B&P costs to expense as incurred, and do not include them in inventoried contract costs.
The table below presents a summary of G&A, IRAD and B&P costs included in inventoried contract costs and the changes to them, including amounts charged to cost of sales by the Company’s U.S. Government contractor businesses for the periods presented.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$173	$137	$114
Contract costs incurred:
IRAD and B&P	333	304	280
Other G&A(1)	842	749	742
Total	1,175	1,053	1,022
Amounts charged to operating costs and expenses	(1,179)	(1,017)	(999)
Amounts included in inventoried contract costs at end of the year	$169	$173	$137
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(1)	Amounts include severance and restructuring related costs of $91 million, $13 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The table below presents a summary of selling, general and administrative expenses and research and development expenses for the Company’s commercial businesses, which are expensed as incurred and included in cost of sales.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Selling, general and administrative expenses	$278	$223	$261
Research and development expenses	63	54	52
Total	$341	$277	$313